Fair Value Measurements	12 Months Ended
Apr. 30, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements
3.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three- tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Certain assets, including the right-of-use assets, property and equipment, and intangible assets are also subject to measurement at fair value on a non-recurring basis if they are deemed to be impaired as a result of an impairment review. For the years ended April 30, 2022, 2023 and 2024, no impairments were identified on those assets required to be measured at fair value on a non-recurring basis.

●	Fair Value of Financial Instruments

The Company’s financial instruments include cash equivalents, accounts receivable-trade, accounts payable, accrued expenses, warrants liabilities and long-term borrowings. The carrying values of the Company’s financial instruments, excluding long-term borrowings and warrant liabilities, approximate their fair value due to the short-term nature of those instruments. The fair value of time deposits, included in cash equivalents, is based on the discounted value of contractual cash flows based on the borrowing rates available for debt with similar terms and maturities and is considered Level 2. The carrying value of long-term borrowings approximates the fair value at each balance sheet date because the contractual interest rate of the debt approximates the market interest rate at which the Company can borrow similar debt.

On July 31, 2023, the Company executed a contract agreeing to issue warrants to the Representative of the underwriters to purchase 50,000 ADSs, which is equal to 3% of the 1,666,667 ADSs sold in the Offering (“Representative’s Warrants”). The Representative’s Warrants is exercisable for five years from the legal issuance of the warrants. The initial exercise price of warrants is $11.25 per ADS. The fair value of the warrants has been estimated using the Black-Scholes Option Pricing Model, which requires assumptions including the Company’s estimate of expected volatility of 42% and risk-free interest rate of 4.3% at the time of valuation. These estimates involve inherent uncertainties and the application of management’s judgment and classified as Level 3 of the fair value hierarchy.

The Company estimated the fair value of the warrants at the IPO date to be ¥23,025 thousand ($146 thousand), which was included in the offering costs as a reduction from the proceeds of the offering. The Representative’s Warrants are recorded in the accrued expenses and other current liabilities in the Balance Sheet as of April 30, 2024 and not material. The Representative’s Warrants are recorded as liabilities measured at fair value at each reporting date, with changes in fair value recorded in earnings. The Company recorded a gain of ¥21,614 thousand ($137 thousand) related to the change in fair value of warrants liabilities for the year ended April 30, 2024, which is included in other income, net in the Statements of Operations.

The issuance of the Representative’s Warrants is subject to certain required procedures and approval under Japanese law, which was not completed as of April 30, 2024, and none of the Representative’s Warrants were legally issued or outstanding as of April 30, 2024.